Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
October 31, 2020
T22-QTLY-1220
1.9880057.104

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 10.6%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	56,487	$1,526,278
Verizon Communications, Inc.	31,324	1,785,155
		3,311,433
Entertainment – 0.5%
Electronic Arts, Inc. (a)	6,004	719,459
Interactive Media & Services – 6.2%
Alphabet, Inc. Class A (a)	3,245	5,244,277
Facebook, Inc. Class A (a)	13,916	3,661,439
		8,905,716
Media – 1.6%
Comcast Corp. Class A	37,407	1,580,072
Sirius XM Holdings, Inc.	121,578	696,642
		2,276,714
TOTAL COMMUNICATION SERVICES		15,213,322
CONSUMER DISCRETIONARY – 11.7%
Auto Components – 0.9%
Gentex Corp.	45,036	1,246,146
Hotels, Restaurants & Leisure – 4.7%
Domino's Pizza, Inc.	3,209	1,214,029
McDonald's Corp.	9,349	1,991,337
Planet Fitness, Inc. Class A (a)	23,536	1,394,979
Wingstop, Inc.	7,171	834,202
Yum! Brands, Inc.	14,465	1,350,018
		6,784,565
Internet & Direct Marketing Retail – 2.6%
Booking Holdings, Inc. (a)	871	1,413,197
eBay, Inc.	24,668	1,174,937
Etsy, Inc. (a)	9,645	1,172,736
		3,760,870
Specialty Retail – 3.5%
AutoZone, Inc. (a)	1,118	1,262,200
O'Reilly Automotive, Inc. (a)	2,897	1,264,830
The Home Depot, Inc.	9,479	2,528,144
		5,055,174
TOTAL CONSUMER DISCRETIONARY		16,846,755
CONSUMER STAPLES – 6.3%
Beverages – 1.5%
Monster Beverage Corp. (a)	8,691	665,470
The Coca-Cola Co.	30,435	1,462,706
		2,128,176
Household Products – 3.5%
Church & Dwight Co., Inc.	7,242	640,120
Colgate-Palmolive Co.	11,685	921,830
Kimberly-Clark Corp.	5,304	703,257
The Clorox Co.	3,040	630,040
The Procter & Gamble Co.	16,050	2,200,455
		5,095,702

	Shares	Value

Tobacco – 1.3%
Altria Group, Inc.	22,688	$818,583
Philip Morris International, Inc.	14,845	1,054,292
		1,872,875
TOTAL CONSUMER STAPLES		9,096,753
ENERGY – 1.9%
Energy Equipment & Services – 0.2%
Schlumberger N.V.	17,393	259,851
Oil, Gas & Consumable Fuels – 1.7%
Chevron Corp.	11,215	779,442
ConocoPhillips	10,565	302,370
Exxon Mobil Corp.	24,774	808,128
Kinder Morgan, Inc.	23,824	283,506
The Williams Cos., Inc.	15,788	302,972
		2,476,418
TOTAL ENERGY		2,736,269
FINANCIALS – 10.1%
Banks – 1.7%
SVB Financial Group (a)	4,583	1,332,278
Western Alliance Bancorp	28,256	1,164,147
		2,496,425
Capital Markets – 6.2%
Ameriprise Financial, Inc.	6,965	1,120,181
CME Group, Inc.	7,764	1,170,190
FactSet Research Systems, Inc.	2,996	918,274
MarketAxess Holdings, Inc.	2,156	1,161,761
Moody's Corp.	4,326	1,137,306
MSCI, Inc.	3,073	1,075,058
S&P Global, Inc.	3,960	1,278,011
SEI Investments Co.	19,576	962,160
		8,822,941
Insurance – 1.4%
Aon PLC Class A	6,180	1,137,182
Kinsale Capital Group, Inc.	4,921	922,540
		2,059,722
Thrifts & Mortgage Finance – 0.8%
Essent Group Ltd.	28,110	1,120,183
TOTAL FINANCIALS		14,499,271
HEALTH CARE – 14.0%
Biotechnology – 3.8%
AbbVie, Inc.	19,408	1,651,621
Amgen, Inc.	7,027	1,524,437
Biogen, Inc. (a)	4,469	1,126,501
Regeneron Pharmaceuticals, Inc. (a)	2,128	1,156,696
		5,459,255
Health Care Equipment & Supplies – 1.7%
Edwards Lifesciences Corp. (a)	16,193	1,160,876

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Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
IDEXX Laboratories, Inc. (a)	3,035	$ 1,289,329
		2,450,205
Health Care Providers & Services – 1.6%
UnitedHealth Group, Inc.	7,744	2,363,004
Life Sciences Tools & Services – 1.6%
Mettler-Toledo International, Inc. (a)	1,208	1,205,475
Waters Corp. (a)	5,168	1,151,534
		2,357,009
Pharmaceuticals – 5.3%
Bristol-Myers Squibb Co.	27,420	1,602,699
Eli Lilly & Co.	10,692	1,394,878
Johnson & Johnson	19,390	2,658,563
Pfizer, Inc.	53,038	1,881,788
		7,537,928
TOTAL HEALTH CARE		20,167,401
INDUSTRIALS – 8.4%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	2,946	1,031,483
Building Products – 0.5%
Masco Corp.	13,009	697,282
Electrical Equipment – 1.2%
Emerson Electric Co.	13,193	854,775
Rockwell Automation, Inc.	3,594	852,209
		1,706,984
Industrial Conglomerates – 1.7%
3M Co.	7,050	1,127,718
Honeywell International, Inc.	7,744	1,277,373
		2,405,091
Machinery – 1.2%
Graco, Inc.	13,264	821,042
Illinois Tool Works, Inc.	4,951	969,802
		1,790,844
Professional Services – 1.0%
Robert Half International, Inc.	13,338	676,103
Verisk Analytics, Inc.	4,333	771,144
		1,447,247
Road & Rail – 1.6%
CSX Corp.	12,959	1,022,983
Union Pacific Corp.	6,968	1,234,660
		2,257,643
Trading Companies & Distributors – 0.5%
Fastenal Co.	16,798	726,178
TOTAL INDUSTRIALS		12,062,752
INFORMATION TECHNOLOGY – 27.7%
Communications Equipment – 0.9%
Cisco Systems, Inc.	36,975	1,327,403

	Shares	Value

IT Services – 6.5%
Accenture PLC Class A	6,516	$ 1,413,386
Automatic Data Processing, Inc.	7,963	1,257,835
FleetCor Technologies, Inc. (a)	3,474	767,441
Mastercard, Inc. Class A	6,623	1,911,663
Paychex, Inc.	12,659	1,041,203
VeriSign, Inc. (a)	4,302	820,391
Visa, Inc. Class A	12,034	2,186,698
		9,398,617
Semiconductors & Semiconductor Equipment – 5.5%
Broadcom, Inc.	4,348	1,520,191
Intel Corp.	36,659	1,623,261
Maxim Integrated Products, Inc.	12,976	903,778
NVIDIA Corp.	4,689	2,350,877
Texas Instruments, Inc.	10,390	1,502,290
		7,900,397
Software – 8.4%
Adobe, Inc. (a)	4,019	1,796,895
Aspen Technology, Inc. (a)	8,259	906,921
Microsoft Corp.	39,524	8,002,424
Oracle Corp.	24,479	1,373,517
		12,079,757
Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	84,002	9,144,458
TOTAL INFORMATION TECHNOLOGY		39,850,632
MATERIALS – 2.6%
Chemicals – 1.4%
Celanese Corp.	3,117	353,811
Ecolab, Inc.	2,470	453,467
Linde PLC (a)	3,508	772,953
The Sherwin-Williams Co.	768	528,368
		2,108,599
Construction Materials – 0.2%
Eagle Materials, Inc.	3,270	278,768
Containers & Packaging – 0.5%
International Paper Co.	9,036	395,325
Sealed Air Corp.	7,090	280,693
		676,018
Metals & Mining – 0.5%
Newmont Corp.	7,398	464,891
Royal Gold, Inc.	2,083	247,481
		712,372
TOTAL MATERIALS		3,775,757
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp.	2,863	657,488
AvalonBay Communities, Inc.	1,964	273,251
Digital Realty Trust, Inc.	2,516	363,059
Equity Residential	5,311	249,511
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Essex Property Trust, Inc.	1,201	$ 245,712
Gaming and Leisure Properties, Inc.	6,192	225,079
National Retail Properties, Inc.	6,290	201,343
Omega Healthcare Investors, Inc.	7,058	203,341
Prologis, Inc.	5,356	531,315
Public Storage	1,711	391,939
Realty Income Corp.	4,780	276,571
Simon Property Group, Inc.	4,652	292,192
STORE Capital Corp.	8,970	230,529
VICI Properties, Inc.	10,864	249,329
WP Carey, Inc.	3,587	224,582
TOTAL REAL ESTATE		4,615,241
UTILITIES – 3.1%
Electric Utilities – 1.5%
IDACORP, Inc.	3,932	344,954
NextEra Energy, Inc.	13,996	1,024,647
NRG Energy, Inc.	11,054	349,528
OGE Energy Corp.	11,162	343,455
		2,062,584
Gas Utilities – 0.2%
National Fuel Gas Co.	8,315	332,267
Independent Power and Renewable Electricity Producers – 0.6%
The AES Corp.	23,478	457,821
Vistra Corp.	19,996	347,330
		805,151

	Shares	Value

Multi-Utilities – 0.8%
Dominion Energy, Inc.	8,186	$657,663
WEC Energy Group, Inc.	5,108	513,610
		1,171,273
TOTAL UTILITIES		4,371,275
TOTAL COMMON STOCKS (Cost $138,138,860)		143,235,428
Money Market Fund – 0.3%

Fidelity Cash Central Fund, 0.10% (b) (Cost $402,321)	402,240	402,321
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $138,541,181)		143,637,749
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		101,226
NET ASSETS – 100.0%		$ 143,738,975

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(c)	Includes $36,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	1	December 2020	$ 163,235	$ (5,379)	$ (5,379)
CME Micro E-mini S&P 500 Index Future Contracts	20	December 2020	326,470	(14,193)	(14,193)
Total Equity Index Contracts					$ (19,572)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$116
Fidelity Securities Lending Cash Central Fund	234
Total	$350
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Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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